Borrowings - Non Convertible Promissory Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 10, 2021	Feb. 09, 2021	Dec. 31, 2020	Apr. 22, 2020
Debt Instrument [Line Items]
Plus accrued interest		$ 26,000				$ 0
Total promissory notes payable, current						344,219
Total promissory notes payable, noncurrent	$ 857,939	856,258
Non-Convertible Promissory Notes Payable
Debt Instrument [Line Items]
Total principal outstanding	838,750	844,006	$ 844,006	$ 322,190	$ 521,816	350,000	$ 350,000
Less discount						(25,511)
Total promissory notes payable	857,939	856,258	844,006			324,489
Plus accrued interest	$ 19,189	$ 12,252	12,252			19,730
Total promissory notes payable, current						$ 344,219
Total promissory notes payable, noncurrent			$ 856,258